Events After the Reporting Period (Details) $ / shares in Units, € in Thousands								12 Months Ended
	May 08, 2026 USD ($) $ / shares shares	Apr. 15, 2026 USD ($) $ / shares shares	Apr. 10, 2026 USD ($) $ / shares shares	Apr. 09, 2026 $ / shares shares	Apr. 02, 2026 USD ($)	Feb. 25, 2026 EUR (€) Tranches	Feb. 25, 2026 USD ($) Tranches	Dec. 31, 2025 EUR (€) shares	May 12, 2026 EUR (€)
Subsequent [Member]
Events After the Reporting Period [Line Items]
Number of tranche (in Tranches) | Tranches						1	1
Drawn additional shareholder loans						€ 9,780	$ 500,000
Credit lines from shareholders (in Euro) | €									€ 56,400
Subsequent [Member] | Bottom of range [member]
Events After the Reporting Period [Line Items]
Nominal amount (in Euro) | €						€ 5,000
Interest rate						10.00%	10.00%
Subsequent [Member] | Top of range [member]
Events After the Reporting Period [Line Items]
Nominal amount (in Euro) | €						€ 12,500
Interest rate						15.00%	15.00%
Forecast [Member]
Events After the Reporting Period [Line Items]
Credit lines from shareholders (in Euro) | €									56,400
Undrawn, credit lines from the shareholders (in Euro) | €									€ 41,100
Aggregate of ordinary shares								66,666
Gross proceeds from exercise of subscription rights (in Dollars) | $	$ 6,300,000
Forecast [Member] | AIMF SPV LLC [Member]
Events After the Reporting Period [Line Items]
Aggregate cash consideration (in Dollars) | $					$ 12,500,000
Forecast [Member] | Lucerne Master Fund [Member]
Events After the Reporting Period [Line Items]
Aggregate cash consideration (in Dollars) | $	$ 12,556,857.89				$ 12,500,000
Aggregate of ordinary shares				5,172,045				5,105,379
Aggregate of ordinary shares price (in Dollars per share) | $ / shares				$ 0.0001
Forecast [Member] | Lucerne Master Fund [Member] | Bottom of range [member]
Events After the Reporting Period [Line Items]
Warrant liability (in Euro) | €								€ 7,388
Forecast [Member] | Lucerne Master Fund [Member] | Top of range [member]
Events After the Reporting Period [Line Items]
Warrant liability (in Euro) | €								€ 54,809
Forecast [Member] | Ayrton [Member]
Events After the Reporting Period [Line Items]
Number of warrants	742,924
Forecast [Member] | Anson [Member]
Events After the Reporting Period [Line Items]
Number of warrants	1,084,360
Forecast [Member] | Subscription Agreements [Member]
Events After the Reporting Period [Line Items]
Aggregate of ordinary shares	6,324,000
Aggregate of ordinary shares price (in Dollars per share) | $ / shares	$ 1
Forecast [Member] | Lucerne Warrants [Member]
Events After the Reporting Period [Line Items]
Aggregate of ordinary shares								5,172,045
Number of exercising warrants		66,666	5,105,379
Exercise price per warrants (in Dollars per share) | $ / shares		$ 1	$ 1
Proceeds from the exercise of warrants (in Dollars) | $		$ 66,666	$ 5,105,379
Forecast [Member] | Lucerne Warrants [Member] | Bottom of range [member]
Events After the Reporting Period [Line Items]
Warrants adjusted per share (in Dollars per share) | $ / shares				1
Forecast [Member] | Lucerne Warrants [Member] | Top of range [member]
Events After the Reporting Period [Line Items]
Warrants adjusted per share (in Dollars per share) | $ / shares				$ 6.2
Investors [Member] | Forecast [Member]
Events After the Reporting Period [Line Items]
Aggregate of ordinary shares	6,324,000